Commitments and Contingencies - Future Minimum Lease Payments under Operating Leases (Detail) $ in Millions	Jul. 01, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating, 2017	$ 95
Operating, 2018	79
Operating, 2019	69
Operating, 2020	27
Operating, 2021	22
Thereafter	37
Future minimum payments	$ 329